Financial instruments - Financial liabilities at fair value through profit or loss (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	£ 188,813	£ 524,676
Fair Value	188,813	524,676
Convertible senior secured notes | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	188,526	524,242
Fair Value	188,526	524,242
Convertible senior secured notes | Level 3
Financial instruments
Carrying Value	188,526
Warrant liabilities | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	287	434
Fair Value	£ 287	£ 434